Note 1 - Organization and Summary of Significant Accounting Policies: Financial Instruments (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Financial Instruments

Financial Instruments

The Company’s financial assets and liabilities consist of cash, accounts receivable, and accounts payable.  Except as otherwise noted, it is management’s opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments. The fair values of these financial instruments approximate their carrying values due to the short-term maturities of these instruments.